FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Company's financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components; consisted of the following types of instruments as of December 31, 2014 and 2013:

	Fair value measurements using input type
	December 31, 2014
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	4,428	-	-	4,428
Government and corporate debentures	12,006	33,098	-	45,104
Foreign currency derivative contracts	-	87	-	87

Total financial assets	16,434	33,185	-	49,619

Liabilities:
Contingent consideration (*)	-	-	2,607	2,607

Total financial liabilities	-	-	2,607	2,607

Redeemable non-controlling interest (*)	-	-	10,313	10,313

	Fair value measurements using input type
	December 31, 2013
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	$4,051	$-	$-	$4,051
Government and corporate debentures	14,210	215	-	14,425
Foreign currency derivative contracts	-	-	-	-

Total financial assets	18,261	215	-	18,476

Liabilities:
Contingent consideration (*)	-	-	13,740	13,740

Total financial liabilities	-	-	13,740	13,740

Redeemable non-controlling interest (*)	$-	$-	$23,529	$23,529

(*)	The fair value of redeemable non-controlling interest and contingent consideration was determined based on the present value of the future expected cash flow.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	December 31,
	2013	2014

Carrying value as of January 1	$34,139	$37,269
Acquisition of new subsidiary	-	1,113
Change due to loss of control in subsidiary	-	(6,787)
Increase of contingent consideration	2,459	-
Repayment of contingent consideration	(1,313)	(12,701)
Exchange differences	2,474	(2,015)
Net income attributable to redeemable non-controlling interests	546	154
Net changes in fair value	(1,036)	(4,113)

Carrying value as of December 31	$37,269	$12,920